Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 15, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liabilities			$ 1,669	$ 1,880
Barbados Light and Power Company Limited
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.00%	10.00%
Barbados Light and Power Company Limited | Fair Trading Commission
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	11.75%
Allowed equity capital structure	55.00%
Public Utilities, Interim Rate Increase (Decrease), Amount		$ 1
Regulatory liabilities	$ 71
GBPC | Electric Transmission
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			8.52%